Shareholders' equity and share-based payments - Expense (Details) $ in Millions				12 Months Ended
	Jun. 10, 2025 € / shares shares	Jun. 06, 2024 € / shares shares	Jun. 07, 2023 € / shares shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-based payments
Share-based expense					$ 585	$ 556	$ 291
TotalEnergies performance share plans
Share-based payments
Share-based expense					377	287	217
TotalEnergies worldwide share plan
Share-based payments
Share-based expense					93	54
Capital increase reserved for employees
Share-based payments
Share-based expense					$ 115	$ 215	$ 74
Assumptions used for the valuation of the cost of the capital
Reference price | € / shares				€ 53.02
Subscription price | € / shares	€ 42.5	€ 46.9	€ 45.6	€ 42.5
Number of shares | shares	10,572,824	10,251,337	7,760,062		11,100,000
Trading sessions to determine subscription price					20 days
Subscription price discount (as a percent)					20.00%